Financial Assets and Liabilities	6 Months Ended
Jun. 30, 2026
Financial Assets and Liabilities [Abstract]
FINANCIAL ASSETS AND LIABILITIES

NOTE 12 – FINANCIAL ASSETS AND LIABILITIES

The following table sets out the financial assets as at the end of the reporting period:

	June 30,	December 31,
	2026	2025
Financial assets
Cash	$13,070	$19,033
Accounts receivable and other receivables, net	44	4,839
Receivable for private company shares	-	8,978
Loans receivable*	91	110
Investment in private company shares	6,978	-
Total	$20,183	$32,960

*	Loans receivable for the six months ended June 30, 2026 and December 31, 2025 is presented in the statement of financial position under prepayments and other current assets.

Any expected credit loss allowance for accounts receivables has been measured at an amount equal to the lifetime ECL. The ECL on accounts receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, and where relevant general economic conditions of the industry in which the debtors operate. At the end of our reporting period ended June 30, 2026, management created an allowance for accounts receivable due from its disposed subsidiary (Juve Stabia) in the amount of $3,114.

Financial Asset at Amortized Cost	12-Month or Lifetime ECL	Gross Carrying Amount USD	Loss Allowance USD	Net carrying Amount USD
June 30, 2026
Accounts receivable – Juve Stabia (former subsidiary)	Lifetime ECL - credit-impaired	$3,114	$3,114	$-
Accounts receivable	Lifetime ECL - Not credit-impaired	$124	$80	$44
Other receivables	12-month ECL	-	-	-
		$3,238	$3,194	$44
December 31, 2025
Accounts receivable	Lifetime ECL - Not credit-impaired	$5,848	$1,009	$4,839
Other receivables	12-month ECL	-	-	-
		$5,848	$1,009	$4,839

	June 30,	December 31,
	2026	2025
Financial assets
Opening ECL Allowance	$1,009	$9
ECL allowance – Juve Stabia acquisition	-	292
Amount reclassified to discontinued operations	(929)	-
Increase in lifetime ECL - charged to profit or loss	3,114	1,740
Write-offs during the year (against ECL)	-	(1,032)
Total ECL Allowance	$3,194	$1,009

For the six months ended June 30, 2026, the total credit losses recognized in profit or loss amounted to $3,114 against accounts receivable.

The following table sets out the financial liabilities as at the end of the reporting period:

	June 30,	December 31,
	2026	2025
Accounts payable and other payables	$944	$16,166
Accruals and other current liabilities	7,202	1,644
Long-term payables and other long-term liabilities	118	6,931
	$8,264	$24,741

Accounts payable and other payables mainly represent amounts due to vendors, including independent third party and related parties, who delivered the consultancy services.

Accruals and other current liabilities represent accrued expenses, VAT and other taxes payable. Included in the other liabilities is the derivative liability recorded by the Company in relation to its contractual obligation to purchase SOL tokens. The derivative liability as of June 30, 2026 and December 31, 2025 amounted to $0 and $270, respectively.

Long-term payables and other long-term liabilities amounted to $118 and $6,931 as of June 30, 2026 and December 31, 2025, respectively.

As of June 30, 2026 long-term payables and other long-term liabilities consisted of $117 of contingent consideration and $1 of warrant liability. As of December 31, 2025, long-term payables and other long-term liabilities consisted of $117 of contingent consideration, $2,835 deferred tax liability, $6 warrant liability, $858 tax liabilities, and $3,115 of loan payables.

Legal Matters and Contingencies

The Company is subject to legal proceedings, claims and regulatory matters that arise in the ordinary course of business. The Company recognizes a provision when it has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation, and the amount of the obligation can be reliably estimated. Provisions are measured at management’s best estimate of the expenditure required to settle the obligation at the reporting date. Where the effect of the time value of money is material, provisions are discounted to present value.